UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	6/30/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Equity Fund
June 30, 2011 (Unaudited)

Common Stocks--95.5%	Shares	Value ($)
Australia--6.2%
Atlas Iron	390,080 a	1,560,554
Australia & New Zealand Banking Group	42,430	1,001,180
BHP Billiton	30,223	1,419,803
Coca-Cola Amatil	233,610	2,861,369
Commonwealth Bank of Australia	37,870	2,124,288
Dexus Property Group	1,701,930	1,606,352
Stockland	325,890	1,191,905
		11,765,451
Denmark--1.7%
Carlsberg, Cl. B	11,520	1,253,148
Pandora	60,904	1,913,537
		3,166,685
Finland--1.0%
Sampo, Cl. A	59,940	1,935,763
France--10.5%
Alcatel-Lucent	179,130 a	1,035,950
Arkema	17,320	1,783,037
BNP Paribas	39,177	3,024,148
France Telecom	55,720	1,184,973
GDF Suez	77,422	2,833,238
Sanofi	51,280	4,122,746
Societe Generale	38,400	2,278,674
Total	62,142	3,593,815
		19,856,581
Germany--5.9%
BASF	23,990	2,350,712
Deutsche Lufthansa	67,550	1,471,822
Gerresheimer	21,750	1,038,170
Hannover Rueckversicherung	34,940	1,822,293
Metro	44,230	2,680,431
SAP	28,330	1,715,214
		11,078,642
Hong Kong--.5%
Hongkong Land Holdings	126,000	897,120
Ireland--.8%
Smurfit Kappa Group	120,090 a	1,434,121

Italy--3.9%
Enel	639,790	4,178,796
Telecom Italia	2,249,410	3,129,889
		7,308,685
Japan--21.5%
Asahi Kasei	244,000	1,636,669
Canon	45,400	2,148,612
Central Japan Railway	322	2,527,843
Daito Trust Construction	38,900	3,290,591
Fuji Heavy Industries	390,000	3,013,229
Hitachi	764,000	4,488,814
Honda Motor	56,000	2,145,954
Keihin	106,700	2,243,874
Makita	28,300	1,311,210
Miraca Holdings	28,400	1,148,276
Mitsubishi	139,100	3,455,686
Mitsubishi Chemical Holdings	298,500	2,106,056
Mitsubishi Tanabe Pharma	124,300	2,076,685
Nippon Shokubai	108,000	1,312,018
NTN	286,000	1,619,974
Softbank	43,300	1,629,700
Sumitomo Mitsui Financial Group	41,700	1,278,375
Sumitomo Mitsui Trust Holdings	518,600	1,797,272
Toyo Suisan Kaisha	55,000	1,298,056
		40,528,894
Luxembourg--.4%
ArcelorMittal	23,500	817,719
Netherlands--3.9%
ING Groep	197,280 a	2,428,594
Koninklijke Ahold	57,980	779,087
Koninklijke Philips Electronics	88,840	2,281,615
Nutreco	12,410	912,601
Unilever	27,090	888,032
		7,289,929
Norway--1.1%
TGS Nopec Geophysical	72,800 a	2,041,582
Spain--2.2%
Banco Bilbao Vizcaya Argentaria	140,610	1,649,605
Banco Santander	222,260	2,566,571
		4,216,176
Sweden--3.4%
Electrolux, Ser. B	55,060	1,313,564
Securitas, Cl. B	168,720	1,785,841
Volvo, Cl. B	189,970	3,318,739

		6,418,144
Switzerland--6.1%
ABB	112,890 a	2,927,151
Adecco	25,220 a	1,616,840
Clariant	54,160 a	1,035,208
Nestle	24,967	1,551,621
Partners Group Holding	5,110	904,393
Transocean	23,730	1,543,897
Zurich Financial Services	7,860 a	1,987,554
		11,566,664
United Arab Emirates--.8%
Dragon Oil	182,050 a	1,526,652

United Kingdom--22.3%
Aberdeen Asset Management	331,510	1,187,024
Barclays	542,760	2,233,951
British American Tobacco	74,920	3,283,845
British Land	195,120	1,907,139
BT Group	485,650	1,570,586
Burberry Group	59,390	1,382,116
GlaxoSmithKline	211,870	4,536,161
IMI	60,880	1,028,883
Kingfisher	406,170	1,741,837
Legal & General Group	482,280	914,913
Man Group	249,380	948,578
Old Mutual	508,580	1,088,876
Rexam	199,110	1,223,286
Rio Tinto	65,360	4,710,531
Royal Dutch Shell, Cl. A	8,840	314,686
Royal Dutch Shell, Cl. B	179,960	6,423,532
Smith & Nephew	185,430	1,979,087
Subsea 7	24,636 a	630,153
Unilever	99,810	3,213,425
WPP	153,880	1,926,371
		42,244,980
United States--3.3%
iShares MSCI EAFE Index Fund	102,300	6,152,322
Total Common Stocks
(cost $161,075,671)		180,246,110

Preferred Stocks--3.1%
Germany
ProSieben Sat.1 Media	85,630	2,427,661
Volkswagen	16,374	3,380,085

Total Preferred Stocks
(cost $4,019,629)		5,807,746

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $832,000)	832,000 [b]	832,000
Total Investments (cost $165,927,300)	99.0%	186,885,856
Cash and Receivables (Net)	1.0%	1,832,940
Net Assets	100.0%	188,718,796

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At June 30, 2011, the aggregate cost of investment securities for income tax purposes was $165,927,300. Net unrealized appreciation on investments was $20,958,556 of which $25,079,812 related to appreciated investment securities and $4,121,256 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	21.2
Industrial	12.4
Consumer Discretionary	11.4
Materials	11.3
Consumer Staples	9.9
Energy	8.5
Health Care	7.9
Information Technology	5.0
Telecommunication Services	4.0
Utilities	3.7
Exchange Traded Funds	3.3
Money Market Investment	.4
99.0

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund's investments:

		Level 2 - Other	Level 3 -Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	179,901,534	-	-	179,901,534
Mutual Funds/Exchange Traded Funds	6,984,322	-	-	6,984,322

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts

(“forward contracts”) are valued at the forward rate.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Small Cap Equity Fund
June 30, 2011 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)
Consumer Discretionary--10.3%
BorgWarner	21,165 a,b	1,709,920
Chico's FAS	130,780 a	1,991,779
DreamWorks Animation SKG, Cl. A	68,670 a,b	1,380,267
GameStop, Cl. A	55,550 a,b	1,481,518
Guess?	35,800	1,505,748
Lennar, Cl. A	83,720 a	1,519,518
Meredith	49,840 a	1,551,519
Ryland Group	94,970 a	1,569,854
Saks	128,270 a,b	1,432,776
Thor Industries	61,500 a	1,773,660
Toll Brothers	90,970 a,b	1,886,718
Williams-Sonoma	50,060	1,826,689
		19,629,966
Consumer Staples--3.9%
BJ's Wholesale Club	45,790 b	2,305,526
Flowers Foods	97,725 a	2,153,859
Safeway	41,240 a	963,779
Sanderson Farms	40,190 a	1,920,278
		7,343,442
Energy--9.2%
Bill Barrett	30,360 b	1,407,186
Cabot Oil & Gas	59,626	3,953,800
Cloud Peak Energy	37,490 a,b	798,537
McDermott International	97,930 b	1,939,993
Oceaneering International	51,020	2,066,310
Oil States International	20,440 a,b	1,633,360
Plains Exploration & Production	42,940 b	1,636,873
Tidewater	37,650 a	2,025,946
Unit	34,120 b	2,078,932
		17,540,937

Financial--22.5%
Associated Banc-Corp	120,980 a	1,681,622
BioMed Realty Trust	124,310 a,c	2,391,724
CBL & Associates Properties	74,580 a,c	1,352,135
City National	51,437	2,790,457
Comerica	77,860	2,691,620
DCT Industrial Trust	277,220 a,c	1,449,861
DiamondRock Hospitality	174,936 a,c	1,877,063
E*TRADE Financial	179,602 b	2,478,508
Entertainment Properties Trust	28,780 a,c	1,344,026
Fidelity National Financial, Cl. A	126,234 a	1,986,923
First Horizon National	234,485 a	2,236,987
Fulton Financial	85,270 a	913,242
Hancock Holding	44,310 a	1,372,724
Hospitality Properties Trust	58,290 c	1,413,533
LaSalle Hotel Properties	76,270 a,c	2,008,952
Lexington Realty Trust	161,950 a,c	1,478,604
Macerich	21,620 c	1,156,670
Mack-Cali Realty	37,450 c	1,233,603
Omega Healthcare Investors	79,960 a,c	1,679,960
ProAssurance	13,490 a,b	944,300
Protective Life	84,600	1,956,798
Raymond James Financial	63,090	2,028,344
SEI Investments	81,330 a	1,830,738
SVB Financial Group	41,040 a,b	2,450,498
		42,748,892
Health Care--12.7%
AMERIGROUP	31,350 a,b	2,209,235
Chemed	28,320	1,855,526
Coventry Health Care	47,260 b	1,723,572
Haemonetics	35,500 a,b	2,285,135
Healthsouth	57,740 a,b	1,515,675
HealthSpring	37,610 a,b	1,734,197
LifePoint Hospitals	56,110 a,b	2,192,779
Medicis Pharmaceutical, Cl. A	26,250 a	1,001,963
Mednax	31,390 b	2,266,044
Parexel International	72,180 a,b	1,700,561

Salix Pharmaceuticals	24,780 b	986,987
STERIS	69,300 a	2,424,114
Universal Health Services, Cl. B	42,020	2,165,291
		24,061,079
Industrial--16.4%
AGCO	37,770 b	1,864,327
Alaska Air Group	24,500 b	1,677,270
Armstrong World Industries	21,900	997,764
Atlas Air Worldwide Holdings	24,080 b	1,433,001
Babcock and Wilcox	83,380 b	2,310,460
Brink's	82,170	2,451,131
Carlisle	31,920	1,571,422
Clean Harbors	24,121 a,b	2,490,493
Corrections Corp. of America	87,850 b	1,901,953
Equifax	26,670	925,982
FTI Consulting	62,500 a,b	2,371,250
Granite Construction	56,940 a	1,396,738
Herman Miller	57,400 a	1,562,428
Owens Corning	53,650 a,b	2,003,828
Snap-On	36,390	2,273,647
Spirit Aerosystems Holdings, Cl. A	92,860 a,b	2,042,920
Thomas & Betts	36,130 b	1,945,601
		31,220,215
Information Technology--13.1%
Akamai Technologies	30,710 b	966,444
Brocade Communications Systems	403,830 b	2,608,742
Cadence Design Systems	147,610 a,b	1,558,762
CoreLogic	164,810 b	2,753,975
Cymer	28,980 a,b	1,434,800
Cypress Semiconductor	78,610 b	1,661,815
Diebold	54,410	1,687,254
Harris	47,740 a	2,151,164
Itron	11,000 b	529,760
JDA Software Group	40,780 b	1,259,694
NCR	77,310 b	1,460,386
Netgear	27,220 a,b	1,190,058
QLogic	87,320 a,b	1,390,134

Quest Software	33,850 b	769,411
Semtech	21,430 b	585,896
Synopsys	68,255 b	1,754,836
Triquint Semiconductor	107,040 a,b	1,090,738
		24,853,869
Materials--6.3%
Carpenter Technology	39,540	2,280,667
Coeur d'Alene Mines	67,750 a,b	1,643,615
Cytec Industries	25,500	1,458,345
Louisiana-Pacific	184,630 b	1,502,888
MeadWestvaco	58,490 a	1,948,302
Packaging Corp. of America	53,520	1,498,025
Sonoco Products	48,040	1,707,342
		12,039,184
Utilities--5.1%
Atmos Energy	40,440	1,344,630
GenOn Energy	151,590 b	585,137
Great Plains Energy	84,210 a	1,745,673
Hawaiian Electric Industries	98,810 a	2,377,369
MDU Resources Group	80,750	1,816,875
UGI	56,140	1,790,305
		9,659,989
Total Common Stocks
(cost $164,442,231)		189,097,573

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,230,000)	1,230,000 [d]	1,230,000
Investment of Cash Collateral for
Securities Loaned--35.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $68,100,833)	68,100,833 [d]	68,100,833
Total Investments (cost $233,773,064)	135.9%	258,428,406

Liabilities, Less Cash and Receivables	(35.9%)	(68,290,443)
Net Assets	100.0%	190,137,963

a Security, or portion thereof, on loan. At June 30, 2011, the value of the fund's securities on loan was $66,608,838 and the value of the collateral held by the fund was $68,100,833.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At June 30, 2011, the aggregate cost of investment securities for income tax purposes was $233,773,064. Net unrealized appreciation on investments was $24,655,342 of which $28,880,482 related to appreciated investment securities and $4,225,140 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investments	36.4
Financial	22.5
Industrial	16.4
Information Technology	13.1
Health Care	12.7
Consumer Discretionary	10.3
Energy	9.2
Materials	6.3
Utilities	5.1
Consumer Staples	3.9
135.9

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	189,097,573	-	-	189,097,573
Mutual Funds	69,330,833	-	-	69,330,833

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 19, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	August 19, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)